Employee Benefits - Plan Investment Assets Measured at Fair Value (Details) - Pension Plans - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Plan assets	$ 7,834	$ 7,779	$ 7,375
Level 1, Level 2, and Level 3 total | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Plan assets	63	68
Net asset value per share | Collective investment funds, Domestic equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets	1,788	1,546
Net asset value per share | Collective investment funds, Domestic mid-small cap equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets	474	406
Net asset value per share | Collective investment funds, International equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets	968	981
Net asset value per share | Collective investment funds, Domestic real estate securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets	171	142
Net asset value per share | Collective investment funds, Fixed income
Defined Benefit Plan Disclosure [Line Items]
Plan assets	1,958	2,295
Net asset value per share | Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets	733	746
Net asset value per share | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets	354	412
Net asset value per share | Private equity funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets	$ 1,325	$ 1,183